Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
3.  Related Party Transactions

Each Partnership’s cash is on deposit in commodity brokerage accounts with Morgan Stanley.  MS&Co. pays interest on these funds as described in Note 2. Summary of Significant Accounting Policies. Each Partnership pays brokerage fees to MS&Co. as described in Note 2. Summary of Significant Accounting Policies. MS&Co. acts as the counterparty on all trading of foreign currency forward contracts.  For Charter Campbell, MSCG acts as the counterparty on all trading of options on foreign currency forward contracts.